Other Comprehensive Income (Loss) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities									$ 32	$ (413)	$ 12
Other operating expenses									(9,288)	(7,335)	(6,410)
Income tax expense									(5,683)	(2,640)	(6,360)
Net income	$ 7,841	$ 7,708	$ 8,660	$ 9,669	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	33,878	14,139	15,872
Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income									(98)	(443)	(239)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities									32	(413)	12
Income tax expense									(7)	87	(4)
Net income									25	(326)	8
Accumulated Defined Benefit Plans Adjustment, Actuarial Losses [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other operating expenses									(156)	(149)	(380)
Income tax expense									33	32	133
Net income									$ (123)	$ (117)	$ (247)